Cover Page Document	Jun. 02, 2020
Document Information [Line Items]
Document type	8-K
Period end date	Jun. 02, 2020
Registrant name	BMC STOCK HOLDINGS, INC.
State of incorporation	DE
Commission file number	1-36050
IRS employer ID number	26-4687975
Address	4800 Falls of Neuse Rd, Suite 400
City	Raleigh
State	NC
Zip code	27609
Area code	919
Telephone number	431-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BMCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001574815
Amendment Flag	false
Former address
Document Information [Line Items]
Address	8020 Arco Corporate Drive, Suite 400
City	Raleigh
State	NC
Zip code	27617